Debt (Schedule Of Debt) (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 16, 2017 USD ($)	May 08, 2017	May 07, 2017	Sep. 30, 2016	Sep. 20, 2016 EUR (€)	Jun. 23, 2015 CAD ($)	Jun. 23, 2015 EUR (€)	Jun. 23, 2015 USD ($)	May 20, 2015 USD ($)	Dec. 04, 2014
Debt Instrument [Line Items]
Long-term debt	$ 4,728.6	$ 5,789.3
Debt	4,837.0
Unamortized discount on debt	(19.8)	(20.7)
Debt issuance costs	(57.6)	(76.1)
Less current portion	(26.9)	(169.8)
Long-term debt, net of current portion	$ 4,624.3	5,522.7
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 23, 2020
Spectrum Brands, Inc. [Member]
Debt Instrument [Line Items]
Debt	$ 3,761.6	3,815.9
Spectrum Brands, Inc. And SB/RH [Member]
Debt Instrument [Line Items]
Debt	4,281.6	3,815.9
SB/RH [Member]
Debt Instrument [Line Items]
Long-term debt	4,281.6	3,815.9
Debt	4,390.0
Unamortized discount on debt	(2.8)	(3.7)
Debt issuance costs	(45.5)	(53.1)
Less current portion	(546.9)	(27.8)
Long-term debt, net of current portion	$ 3,686.4	3,731.3
Expiring March 6, 2022 [Member] | SBH And SB/RH [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 06, 2022
USD Term Loan [Member]
Debt Instrument [Line Items]
Term loan			$ 250.0							$ 1,450.0
Maturity date	Jun. 23, 2022
USD Term Loan [Member] | Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Term loan	$ 1,231.7	$ 1,244.2
Rate	4.40%	3.40%
USD Term Loan [Member] | Due June 23, 2022 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 23, 2022
USD Term Loan [Member] | Due June 23, 2022 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Term loan	$ 1,231.7	$ 1,244.2
Rate	4.40%	3.40%
CAD Term Loan [Member]
Debt Instrument [Line Items]
Term loan								$ 75
Maturity date	Jun. 23, 2022
CAD Term Loan [Member] | Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Term loan	$ 32.8	$ 59.0
Rate	5.50%	4.90%
CAD Term Loan [Member] | Due June 23, 2022 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 23, 2022
CAD Term Loan [Member] | Due June 23, 2022 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Term loan	$ 32.8	$ 59.0
Rate	5.50%	4.90%
Euro Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €									€ 300
Maturity date	Jun. 23, 2022
4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Notes	$ 494.7	$ 500.9					€ 425
Rate	4.00%	4.00%
Interest rate		4.00%				4.00%
4.00% Notes, Due October 1, 2026 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Interest rate	4.00%
Maturity date	Oct. 01, 2026
4.00% Notes, Due October 1, 2026 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Notes	$ 494.7	$ 500.9
Rate	4.00%	4.00%
5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Notes	$ 1,000.0	$ 1,000.0									$ 1,000.0
Rate	5.80%	5.80%
Interest rate		5.75%				5.75%
5.75% Notes, Due July 15, 2025 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Interest rate	5.75%
Maturity date	Jul. 15, 2025
5.75% Notes, Due July 15, 2025 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Notes	$ 1,000.0	$ 1,000.0
Rate	5.80%	5.80%
6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Notes	$ 250.0	$ 250.0
Rate	6.10%	6.10%
Interest rate		6.125%				6.125%						6.125%
Maturity date	Dec. 15, 2024
6.125% Notes, Due December 15, 2024 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Interest rate	6.125%
Maturity date	Dec. 15, 2024
6.125% Notes, Due December 15, 2024 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Notes	$ 250.0	$ 250.0
Rate	6.10%	6.10%
6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Notes	$ 570.0	$ 570.0
Rate	6.60%	6.60%
Interest rate		6.625%				6.625%
6.625% Notes, Due November 15, 2022 [Member] | SBH And SB/RH [Member]
Debt Instrument [Line Items]
Interest rate	6.625%
Maturity date	Nov. 15, 2022
6.625% Notes, Due November 15, 2022 [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Notes	$ 570.0	$ 570.0
Rate	6.60%	6.60%
Intercompany Note [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Intercompany note with parent	$ 520.0
Rate	4.30%
Other Notes And Obligations [Member]
Debt Instrument [Line Items]
Other notes and obligations	$ 7.3	$ 11.5
Rate	9.50%	9.50%
Other Notes And Obligations [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Other notes and obligations	$ 7.3	$ 11.5
Rate	9.50%	9.50%
Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Obligations under capital leases	$ 175.1	$ 180.3
Rate	5.50%	5.40%
Obligations Under Capital Leases [Member] | SB/RH [Member]
Debt Instrument [Line Items]
Obligations under capital leases	$ 175.1	$ 180.3
Rate	5.50%	5.40%
HRG - 7.875% Senior Secured Notes, Due July 15, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Notes		$ 864.4
Rate		7.90%
Interest rate	7.875%
Maturity date	Jul. 15, 2019
HRG - 7.75% Senior Unsecured Notes, Due January 15, 2022 [Member] | Unsecured Notes [Member]
Debt Instrument [Line Items]
Notes	$ 890.0	$ 890.0
Rate	7.80%	7.80%
Interest rate	7.75%
Maturity date	Jan. 15, 2022
HGI Funding - 2017 Loan, Due July 13, 2018 [Member]
Debt Instrument [Line Items]
Term loan		$ 50.0
Rate		3.70%
Maturity date	Jul. 13, 2018
HGI Energy Notes Due June 30, 2018 [Member]
Debt Instrument [Line Items]
Notes	$ 92.0	$ 92.0
Rate		1.50%
Interest rate				1.50%	0.70%
Maturity date	Jun. 30, 2018
Salus - Unaffiliated Long-Term Debt Of Consolidated VIE [Member]
Debt Instrument [Line Items]
Long-term debt	$ 77.0	$ 28.9
Salus - Long Term Debt Of Consolidated VIE With FGL [Member]
Debt Instrument [Line Items]
Long-term debt		$ 48.1